Average Annual Total Returns - Institutional Reserved Shares - DWS ESG Liquidity Fund - Institutional Reserved Shares	Class Inception	1 Year	5 Years	Since Inception
Total	Oct. 29, 2018	0.61%	1.33%	0.75%